[GRAPHIC OMITTED]




                             LIBERTY NEWPORT JAPAN
                               OPPORTUNITIES FUND

                               SEMIANNUAL REPORT
                               FEBRUARY 28, 2002



                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY eDELIVERY.



 For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery,
                     visit us online at www.libertyfunds.com

[GRAPHIC OMITTED]




                             LIBERTY NEWPORT JAPAN
                               OPPORTUNITIES FUND

                               SEMIANNUAL REPORT
                               FEBRUARY 28, 2002



                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY eDELIVERY.



              To sign up for eDelivery, go to www.icsdelivery.com

PRESIDENT'S MESSAGE
(Photo of: Keith T. Banks)




Dear Shareholder:

Although the world has faced a period of challenge and uncertainty, signs of improvement have started to emerge around the world. In the United States and in Europe, the latest economic news has been upbeat. Growth has picked up and a number of stock markets have followed. In Japan, the economy has continued to struggle. However, stock prices moved sharply higher in February. The rally has been linked to the March 31st end of Japan's fiscal year and it remains to be seen whether it will mark the end of a long period of disappointment. We continue to believe that the international equity markets have potential for investors who share our optimism about the future. As such, we encourage you to stay the course with your investment and keep focused on the long term.

As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial Corporation was completed in November 2001. Be assured that this transaction has had no impact on your investment. Although the ownership of the fund's investment advisor has changed, it continues to be guided by the same investment principles that attracted you to the fund in the first place. In the following pages, your portfolio manager discusses specific market factors and the performance of the fund in greater detail.

Respectfully,


/s/ Keith T. Banks


Keith T. Banks
President
Liberty Funds


                   Net asset value per share as of 2/28/02 ($)

    Class A                          7.17
    Class B                          6.83
    Class C                          6.82
    Class J1                        32.94
    Class N1                        32.65
    Class Z                          7.23

1 Class J and N shares are yen denominated and only offered to residents and citizens of Japan. The value of these shares has been converted from yen to US dollars.

[GRAPHIC OMITTED]

    MEET THE PRESIDENT
    Keith T. Banks is chief investment officer and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Newport Fund Management, Inc.

    Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US equity research and global head of research.


     --------------------------------
    | Not FDIC  |  May Lose Value    |
    |           |--------------------|
    | Insured   |  No Bank Guarantee |
     --------------------------------

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT
6/3/96 -- 2/28/02

 Performance of a $10,000 investment
        6/3/96 -- 2/28/02 ($)
                                with
              without sales    sales
                 charge       charge
            ---------------- --------
  Class A         7,415        6,988
-----------     -------      -------
  Class B         7,055        6,987
-----------     -------      -------
  Class C         7,045        7,045
-----------     -------      -------
  Class J         7,254        7,037
-----------     -------      -------
  Class N         7,183        7,183
-----------     -------      -------
  Class Z         7,479         n/a


[GRAPHIC OMITTED]

                        CLASS A SHARES WITHOUT SALES CHARGE [ ]
                        CLASS A SHARES WITH SALES CHARGE   [ ]
                        MSCI JAPAN INDEX                   [ ]

                           CLASS A SHARES        CLASS A SHARES
                          WITHOUT SALES CHARGE   WITH SALES CHARGE   MSCI JAPAN INDEX
                              $ 10,000              $  9,425            $ 10,000
06/03/1996 - 6/30/1996          10,350                 9,755              10,048
07/01/1996 - 07/31/1996         10,110                 9,529               9,594
08/01/1996 - 08/31/1996          9,710                 9,151               9,160
09/01/1996 - 09/30/1996          9,719                 9,160               9,473
10/01/1996 - 10/31/1996          9,239                 8,708               8,833
11/01/1996 - 11/30/1996          9,469                 8,925               8,997
12/01/1996 - 12/31/1996          9,320                 8,784               8,371
01/01/1997 - 01/31/1997          8,979                 8,463               7,456
02/01/1997 - 02/28/1997          9,110                 8,586               7,626
03/01/1997 - 03/31/1997          9,059                 8,539               7,371
04/01/1997 - 04/30/1997          9,500                 8,954               7,634
05/01/1997 - 05/31/1997         10,569                 9,962               8,473
06/01/1997 - 06/30/1997         11,049                10,414               9,101
07/01/1997 - 07/31/1997         11,469                10,810               8,820
08/01/1997 - 08/31/1997         10,049                 9,471               8,051
09/01/1997 - 09/30/1997         10,269                 9,679               7,926
10/01/1997 - 10/31/1997          9,820                 9,255               7,183
11/01/1997 - 11/30/1997          9,360                 8,822               6,738
12/01/1997 - 12/31/1997          9,042                 8,522               6,349
01/01/1998 - 01/31/1998          9,603                 9,051               6,911
02/01/1998 - 02/28/1998          9,423                 8,881               6,943
03/01/1998 - 03/31/1998          9,021                 8,503               6,467
04/01/1998 - 04/30/1998          9,172                 8,645               6,437
05/01/1998 - 05/31/1998          8,751                 8,248               6,080
06/01/1998 - 06/30/1998          8,781                 8,276               6,161
07/01/1998 - 07/31/1998          9,132                 8,607               6,077
08/01/1998 - 08/31/1998          8,681                 8,182               5,380
09/01/1998 - 09/30/1998          8,480                 7,993               5,230
10/01/1998 - 10/31/1998          9,242                 8,710               6,103
11/01/1998 - 11/30/1998          9,933                 9,362               6,378
12/01/1998 - 12/31/1998         10,575                 9,967               6,620
01/01/1999 - 01/31/1999         10,604                 9,995               6,664
02/01/1999 - 02/28/1999         10,604                 9,995               6,513
03/01/1999 - 03/31/1999         12,459                11,743               7,413
04/01/1999 - 04/30/1999         13,421                12,649               7,718
05/01/1999 - 05/31/1999         13,010                12,262               7,279
06/01/1999 - 06/30/1999         15,406                14,520               7,964
07/01/1999 - 07/31/1999         17,209                16,220               8,755
08/01/1999 - 08/31/1999         18,583                17,514               8,689
09/01/1999 - 09/30/1999         19,635                18,506               9,212
10/01/1999 - 10/31/1999         20,826                19,629               9,603
11/01/1999 - 11/30/1999         24,204                22,813              10,010
12/01/1999 - 12/31/1999         26,656                25,124              10,627
01/01/2000 - 01/31/2000         24,372                22,971              10,162
02/01/2000 - 02/29/2000         24,869                23,439               9,895
03/01/2000 - 03/31/2000         23,939                22,563              10,706
04/01/2000 - 04/30/2000         21,509                20,272               9,897
05/01/2000 - 05/31/2000         19,059                17,963               9,389
06/01/2000 - 06/30/2000         19,805                18,666              10,031
07/01/2000 - 07/31/2000         16,887                15,916               8,871
08/01/2000 - 08/31/2000         18,460                17,398               9,441
09/01/2000 - 09/30/2000         17,561                16,551               8,968
10/01/2000 - 10/31/2000         15,088                14,220               8,445
11/01/2000 - 11/30/2000         14,344                13,519               8,090
12/01/2000 - 12/31/2000         12,741                12,008               7,594
01/01/2001 - 01/31/2001         12,761                12,027               7,504
02/01/2001 - 02/28/2001         11,324                10,673               7,165
03/01/2001 - 03/31/2001         10,983                10,352               6,930
04/01/2001 - 04/30/2001         11,770                11,093               7,399
05/01/2001 - 05/31/2001         12,007                11,317               7,382
06/01/2001 - 06/30/2001         11,014                10,381               6,941
07/01/2001 - 07/31/2001          9,846                 9,280               6,424
08/01/2001 - 08/31/2001          9,256                 8,724               6,263
09/01/2001 - 09/30/2001          8,698                 8,198               5,660
10/01/2001 - 10/31/2001          9,039                 8,519               5,649
11/01/2001 - 11/30/2001          9,008                 8,490               5,710
12/01/2001 - 12/31/2001          8,242                 7,768               5,324
01/01/2002 - 01/31/2002          7,322                 6,901               4,908
02/01/2002 - 02/28/2002          7,415                 6,988               5,110


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) Japan Index is an unmanaged index that tracks the performance of Japanese stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Index performance is from May 31, 1996.


AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/02 (%)

Share class                          A                       B                       C
Inception                         6/3/96                  6/3/96                  6/3/96
-----------------------------------------------------------------------------------------------
                           without       with      without       with      without       with
                            sales       sales       sales       sales       sales       sales
                           charge      charge      charge      charge      charge      charge
-----------------------------------------------------------------------------------------------
6-month (cumulative)       -19.89      -24.49      -20.21      -24.20      -20.33      -21.22
1-year                     -34.52      -38.29      -35.32      -38.56      -35.42      -36.06
5-year                      -4.03       -5.16       -4.88       -5.25       -4.91       -4.91
Life                        -5.08       -6.05       -5.90       -6.06       -5.92       -5.92


Share class                        J                       N                 Z
Inception                       9/20/00                 5/15/00            6/3/96
-----------------------------------------------------------------------------------------------
                         without       with      without       with      without
                          sales       sales       sales       sales       sales
                          charge      charge      charge      charge      charge
-----------------------------------------------------------------------------------------------
6-month (cumulative)       -19.66      -22.07      -19.94      -22.34     -19.67
1-year                     -34.73      -36.69      -35.15      -37.10     -34.57
5-year                      -4.35       -4.93       -4.54       -4.54      -3.91
Life                        -5.44       -5.94       -5.60       -5.60      -4.93


AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01 (%)

Share class                       A                       B                       C
-----------------------------------------------------------------------------------------------
                         without       with      without       with      without       with
                          sales       sales       sales       sales       sales       sales
                          charge      charge      charge      charge      charge      charge
-----------------------------------------------------------------------------------------------
6-month (cumulative)       -25.16      -29.47      -25.78      -29.49      -25.88      -26.62
1-year                     -35.31      -39.03      -36.13      -39.33      -36.16      -36.80
5-year                      -2.43       -3.58       -3.29       -3.67       -3.29       -3.29
Life                        -3.41       -4.43       -4.25       -4.41       -4.27       -4.27













Share class                       J                       N                 Z
-----------------------------------------------------------------------------------------------
                         without       with      without       with      without
                          sales       sales       sales       sales       sales
                          charge      charge      charge      charge      charge
-----------------------------------------------------------------------------------------------
6-month (cumulative)       -25.29      -27.53      -25.51      -27.75   -25.37
1-year                     -35.52      -37.46      -35.92      -37.85   -35.40
5-year                      -2.76       -3.35       -2.93       -2.93    -2.30
Life                        -3.78       -4.30       -3.93       -3.93    -3.27


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only, the 3% maximum sales charge for class J shares and the 3% CDSC on the one year or less returns of class N.

Class J share performance includes returns of the fund's class N share for the periods prior to the inception of class J. Class N share performance information includes returns of the fund's class B shares for periods prior to the inception of class N. These older class share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older share class and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Top 10 holdings as of 2/28/02 (%)

Ricoh                          5.8
Canon                          5.3
Orix                           4.9
Sony                           4.7
Secom                          4.5
Hirose Electric                4.4
Bellsystem 24                  4.3
Takeda Chemical Industries     4.2
Aeon Credit Service            3.7
Keyence                        3.6


Portfolio holding breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.



BOUGHT
--------------------------------------------------------------------------------
FUJISAWA PHARMACEUTICAL (1.0% of net assets) Fujisawa Pharmaceutical is one of the few companies in Japan with a solid medium-term line-up of new drugs in its product pipeline. The company also has two strong existing drugs -- Prograf and Protopic -- with the potential to generate double-digit earnings growth over the next few years. The company has a high quality management team that is focused on creating shareholder value.


SOLD
--------------------------------------------------------------------------------
OTSUKA KAGU We sold our position in Otsuka Kagu, a furniture retailer in Japan. Although Otsuka Kagu is a well-managed company with a dominant market position, we remain concerned about the environment for domestic consumption.


PORTFOLIO MANAGER'S REPORT

A DIFFICULT SIX MONTHS

During the six months ended February 28, 2002, the class A shares of Liberty Newport Japan Opportunities Fund posted a negative return of 19.89% (unadjusted for sales charge). This compares to a negative return of 18.13% in the comparable Morgan Stanley Capital International (MSCI) Japan Index, one of the weakest showings in several years. In early 2002, the Nikkei-225 dropped to an 18-year low of 9,421 before rebounding.

One of the reasons for the fund's underperformance relative to the MSCI Japan Index was that it did not have holdings in the banking sector during a period in which many banking stocks rebounded on the hope that they would benefit from a yet-to-be announced government bailout. The fund did not have exposure to these stocks because it focuses on companies with good underlying business prospects. Our approach deliberately precludes any significant exposure to Japan's banking sector, which we believe is close to insolvency and will have to rely on massive amounts of money from the public sector in order to survive.


REFORMS STAGNATE, BUT EXPORTERS GAIN

The political news has not brightened the picture. We have stated that the government of Prime Minister Junichiro Koizumi represented one of the best chances Japan has had in a long time to institute much-needed reform plans. Unfortunately, the last six months have been a significant disappointment on the reform front. In spite of his personal popularity, which has diminished somewhat in recent months, Koizumi has not been an effective reformist. The ruling coalition party, the LDP (Liberal Democratic Party) continues to be dominated by special interest groups, which have successfully prevented significant progress on Japan's structural problems.

However, even an unattractive macroeconomic picture has its occasional bright spots. In that respect, the weakening of the yen during the period under review boosted many of the blue chip exporting companies, notably Canon and Ricoh (5.3% and 5.8% of net assets, respectively)(1), which have also benefited, at the expense of Xerox, from gains in market share.


IMPROVED OUTLOOK

In spite of this political impasse, several companies in Japan are set to produce good earnings. Fujisawa Pharmaceutical (1.0% of net assets), a recent addition to the fund, is expected to increase its bottom line by 30% for the next few years. This is one of the few companies globally to have a solid medium-term line up of new drugs in its pipeline. Secom (4.5% of net assets), a commercial and residential security provider is also expected to produce healthy stable earnings as the uncertain domestic economic outlook drives demand for security services.

While we do not expect a full-fledged global economic recovery in 2002, we do expect a modest improvement from the severely depressed levels currently seen. The business cycle appears to have bottomed and there are signs that global industrial production is stabilizing. Progress in inventory adjustment is taking place and the number of downward earnings revisions is waning. In addition, we expect year-over-year growth comparisons to be favorable. The market cycle also seems to be bottoming, as investor sentiment is extremely depressed, stock valuations appear attractive and abundant liquidity exists in the system. At the same time, the painful process of restructuring within Japanese companies has reaccelerated. These "streamlined" corporations should be poised to take advantage of any increase in global demand, no matter how slight.

/s/ David R. Smith


David R. Smith

David R. Smith, portfolio manager of Liberty Newport Japan Opportunities Fund, is a managing director of Newport Fund Management, Inc. David joined Newport in 1994. He has 33 years of experience in the investment business as a money manager, institutional broker and investment banker.


(1)  Holdings are disclosed as of February 28, 2002, and are subject to change.

International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single nation poses additional risks due to limited diversification.

[GRAPHIC OMITTED]

TOP 5 SECTORS AS OF 2/28/02 (%)

Information technology                      32.8

Financials                                  17.9

Consumer discretionary                      13.9

Industrials                                 13.7

Consumer staples                            10.0

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.

INVESTMENT PORTFOLIO

February 28, 2002 (Unaudited)


COMMON STOCKS - 98.3%                               SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.9%
CONSUMER DURABLES & APPAREL - 6.9%
CONSUMER ELECTRONICS - 4.7%
Sony Corp.                                          25,200        $1,145,925
                                                                  ----------
LEISURE PRODUCTS - 2.2%
Nintendo Co., Ltd.                                   3,600           531,498
                                                                  ----------
RETAILING - 7.0%
APPAREL RETAIL - 2.6%
Shimamura Co., Ltd. (a)                             11,300           638,929
                                                                  ----------
COMPUTER & ELECTRONICS RETAIL - 3.2%
Yamada Denki Co., Ltd.                              13,000           787,555
                                                                  ----------
GENERAL MERCHANDISE STORES - 1.2%
Don Quijote Co., Ltd.                                5,000           287,199
                                                                  ----------

--------------------------------------------------------------------------------

CONSUMER STAPLES - 10.0%
FOOD RETAIL - 10.0%
C Two-Network Co., Ltd.                             18,000           467,148
Goldcrest Co., Ltd.                                 13,300           398,885
Ito En Ltd.                                         14,700           493,646
Katokichi Co., Ltd.                                 23,300           312,804
Seven-Eleven Japan Co.,
   Ltd.                                             25,000           768,483
                                                                  ----------
                                                                   2,440,966
                                                                  ----------

--------------------------------------------------------------------------------

FINANCIALS - 17.9%
BANKS - 2.4%
Suruga Bank Ltd.                                   116,000           589,088
                                                                  ----------
DIVERSIFIED FINANCIALS - 15.5%
CONSUMER FINANCE - 15.5%
Acom Co., Ltd.                                       9,900           543,480
Aeon Credit Service Co.,
   Ltd.                                             18,000           895,254
Aiful Corp.                                          9,600           479,623
Orix Corp.                                          15,500         1,183,613
Takefuji Corp.                                      11,000           670,506
                                                                  ----------
                                                                   3,772,476
                                                                  ----------

--------------------------------------------------------------------------------

HEALTH CARE - 5.2%
PHARMACEUTICALS & BIOTECHNOLOGY - 5.2%
Fujisawa Pharmaceutical Co., Ltd.                   12,000           252,197
Takeda Chemical Industries Ltd.                     25,000         1,015,295
                                                                  ----------
                                                                   1,267,492
                                                                  ----------

--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                   -------------- --------------
INDUSTRIALS - 13.7%
CAPITAL GOODS - 2.3%
INDUSTRIAL MACHINERY - 2.3%
Union Tool Co.                                      12,100        $  568,326
                                                                  ----------
COMMERCIAL SERVICES & SUPPLIES - 11.4%
DIVERSIFIED COMMERCIAL SERVICES - 11.4%
Bellsystem 24, Inc.                                  3,200         1,037,508
Park24 Co., Ltd.                                    14,600           652,990
Secom Co., Ltd.                                     24,500         1,090,273
                                                                  ----------
                                                                   2,780,771
                                                                  ----------

--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 32.8%
SOFTWARE & SERVICES - 8.5%
APPLICATIONS SOFTWARE - 8.5%
Hitachi Software Engineering Co., Ltd.              25,000           809,618
Murata Manufacturing Co., Ltd.                      13,000           808,945
Oracle Corp., Japan                                  7,300           447,702
                                                                  ----------
                                                                   2,066,265
                                                                  ----------
TECHNOLOGY HARDWARE & EQUIPMENT - 24.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 8.0%
Hirose Electric Co., Ltd.                           15,000         1,074,754
Keyence Corp.                                        4,760           873,998
                                                                  ----------
                                                                   1,948,752
                                                                  ----------
NETWORKING EQUIPMENT - 1.6%
Net One Systems Co., Ltd.                               42           392,655
                                                                  ----------
OFFICE ELECTRONICS - 11.1%
Canon, Inc.                                         37,000         1,297,857
Ricoh Co., Ltd.                                     80,000         1,421,039
                                                                  ----------
                                                                   2,718,896
                                                                  ----------
SEMICONDUCTORS - 3.6%
Rohm Co., Ltd.                                       6,000           868,329
                                                                  ----------

--------------------------------------------------------------------------------

MANUFACTURING - 2.7%
CHEMICALS - 2.7%
Shin-Etus Chemical Co., Ltd.                        17,500           664,896
                                                                  ----------

--------------------------------------------------------------------------------

See notes to investment portfolio.

February 28, 2002 (Unaudited)


COMMON STOCKS (CONTINUED)                          SHARES           VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 2.1%
WIRELESS TELECOMMUNICATION SERVICES - 2.1%
NTT DoCoMo, Inc.                                     50           $519,801
                                                                ----------
TOTAL COMMON STOCKS
     (cost of $35,510,965)(b)                                   23,989,819
                                                                ----------
OTHER ASSETS & LIABILITIES, NET - 1.7%                             408,525
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                            $24,398,344
                                                               -----------

NOTES TO INVESTMENT PORTFOLIO:

(a)    Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.


See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES

February 28, 2002 (Unaudited)


ASSETS:
Investments, at cost                         $35,510,965
                                             -----------
Investments, at value                        $23,989,819
Foreign currency (cost of $852,148)              848,413
Receivable for:
   Fund shares sold                               36,848
   Dividends                                      12,488
Expense reimbursement due from
   Advisor/Administrator                          12,548
Deferred Trustees' compensation plan               2,204
Other assets                                       9,833
                                             -----------
   Total Assets                               24,912,153
                                             -----------
LIABILITIES:
Payable to custodian bank                         98,780
Payable for:
   Fund shares repurchased                       360,768
   Management fee                                 17,806
   Administration fee                              4,922
   Transfer agent fee                              9,778
   Bookkeeping fee                                 1,901
   Trustees' fee                                   1,061
   Custody fee                                    11,508
Deferred Trustees' fee                             2,204
Other liabilities                                  5,081
                                             -----------
   Total Liabilities                             513,809
                                             -----------
NET ASSETS                                   $24,398,344
                                             -----------
COMPOSITION OF NET ASSETS:
Paid-in capital                              $60,744,034
Accumulated net investment loss               (1,792,142)
Accumulated net realized loss                (23,029,827)
Net unrealized depreciation on:
   Investments                               (11,521,146)
   Foreign currency translations                  (2,575)
                                             -----------
NET ASSETS                                   $24,398,344
                                             -----------


CLASS A:
Net assets                                   $ 5,466,873
Shares outstanding                               762,206
                                             -----------
Net asset value and redemption
   price per share                           $      7.17(a)
                                             -----------
Maximum offering price per share
($ 7.17/0.9425)                              $      7.61(b)
                                             -----------
CLASS B:
Net assets                                   $ 6,280,770
Shares outstanding                               919,346
                                             -----------
Net asset value, offering and redemption
   price per share                           $      6.83(a)
                                             -----------
CLASS C:
Net assets                                   $ 2,107,992
Shares outstanding                               309,026
                                             -----------
Net asset value, offering and redemption
   price per share                           $      6.82(a)
                                             -----------
CLASS J:
Net assets                                   $     2,998
Shares outstanding                                    91
                                             -----------
Net asset value and redemption
   price per share                           $     32.94
                                             -----------
Maximum offering price per share
($32.94/0.9700)                              $     33.96(c)
                                             -----------
CLASS N:
Net assets                                   $ 8,376,662
Shares outstanding                               256,535
                                             -----------
Net asset value, offering and redemption
   price per share                           $     32.65(a)
                                             -----------
CLASS Z:
Net assets                                   $ 2,163,049
Shares outstanding                               299,266
                                             -----------
Net asset value, offering and redemption
   price per share                           $      7.23
                                             -----------


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.
(c)  On sales of $10,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2002 (Unaudited)


INVESTMENT INCOME:
Dividends                                                    $    60,899
Interest                                                          12,427
                                                             -----------
   Total Investment Income (net of foreign
     taxes withheld of $10,987)                                   73,326

EXPENSES:
Management fee                                                   146,929
Administration fee                                                38,903
Distribution fee:
   Class B                                                        29,076
   Class C                                                        10,603
   Class N                                                        40,218
Service fee:
   Class A                                                         9,152
   Class B                                                         9,692
   Class C                                                         3,534
   Class J                                                             9
   Class N                                                        13,405
Agency fee:
   Class J                                                             2
   Class N                                                         5,362
Bookkeeping fee                                                    6,068
Transfer agent fee                                                58,669
Trustees' fee                                                      6,363
Registration fee                                                  25,266
Other expenses                                                    54,074
                                                             -----------
   Total Expenses                                                457,325
Fees and expenses waived by
   Advisor/Administrator                                         (65,395)
Custody earnings credit                                              (35)
                                                             -----------
   Net Expenses                                                  391,895
                                                             -----------
Net Investment Loss                                             (318,569)
                                                             -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                                                (9,945,400)
   Foreign currency transactions                                 (80,767)
                                                             -----------
     Net realized loss                                       (10,026,167)
                                                             -----------
Net change in unrealized appreciation/ depreciation on:
   Investments                                                 4,352,014
   Foreign currency translations                                  (7,231)
                                                             -----------
     Net change in unrealized
        appreciation/depreciation                              4,344,783
                                                             -----------
Net Loss                                                      (5,681,384)
                                                             -----------
Net Decrease in Net Assets
   from Operations                                           $(5,999,953)
                                                             -----------


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                         (UNAUDITED)
                                         SIX MONTHS               YEAR
                                            ENDED                 ENDED
INCREASE (DECREASE)                     FEBRUARY 28,           AUGUST 31,
IN NET ASSETS:                              2002                 2001(A)
---------------------------------   --------------------   ------------------
OPERATIONS:
Net investment loss                    $  (318,569)            $(1,220,318)
Net realized loss on investments
   and foreign currency
   transactions                        (10,026,167)            (10,968,359)
Net change in unrealized
   appreciation/depreciation on
   investments and foreign
   currency translations                 4,344,783             (29,951,703)
                                       -----------             -----------
Net Decrease from Operations            (5,999,953)            (42,140,380)
                                       -----------             -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                        25,427,011             27,075,986
   Redemptions                         (26,825,938)            (31,148,496)
                                       -----------             -----------
     Net Decrease                       (1,398,927)            (4,072,510)
                                       -----------             -----------
Class B:
   Subscriptions                         1,259,669              2,391,736
   Redemptions                          (2,410,937)            (9,547,329)
                                       -----------             -----------
     Net Decrease                       (1,151,268)            (7,155,593)
                                       -----------             -----------
Class C:
   Subscriptions                         7,916,527              6,280,823
   Redemptions                          (8,676,512)            (9,702,797)
                                       -----------             -----------
     Net Decrease                         (759,985)            (3,421,974)
                                       -----------             -----------
Class J:
   Subscriptions                                --                  7,320
                                       -----------             -----------
Class N:
   Subscriptions                            69,618              4,420,652
   Redemptions                          (2,181,174)            (9,662,725)
                                       -----------             -----------
     Net Decrease                       (2,111,556)            (5,242,073)
                                       -----------             -----------
Class Z:
   Subscriptions                         8,259,257              3,205,127
   Redemptions                          (8,439,432)            (3,120,783)
                                       -----------             -----------
     Net Increase (Decrease)              (180,175)                84,344
                                       -----------             -----------
Net Decrease from Share
   Transactions                         (5,601,911)            (19,800,486)
                                       -----------             -----------
Total Decrease in Net Assets           (11,601,864)            (61,940,866)

NET ASSETS:
Beginning of period                     36,000,208             97,941,074
                                       -----------             -----------
End of period (including
   accumulated net investment
   loss of $(1,792,142) and
   $(1,473,573), respectively)         $24,398,344             $36,000,208
                                       -----------             -----------



                                         (UNAUDITED)
                                         SIX MONTHS               YEAR
                                            ENDED                 ENDED
                                        FEBRUARY 28,           AUGUST 31,
                                            2002                 2001(A)
                                    --------------------   ------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                         3,126,475              2,337,502
   Redemptions                          (3,259,463)            (2,643,785)
                                       -----------             -----------
     Net Decrease                         (132,988)              (306,283)
                                       -----------             -----------
Class B:
   Subscriptions                           163,429                200,463
   Redemptions                            (308,028)              (757,438)
                                       -----------             -----------
     Net Decrease                         (144,599)              (556,975)
                                       -----------             -----------
Class C:
   Subscriptions                         1,016,917                599,838
   Redemptions                          (1,104,229)              (849,452)
                                       -----------             -----------
     Net Decrease                          (87,312)              (249,614)
                                       -----------             -----------
Class J:
   Subscriptions                                --                     91
                                       -----------             -----------
Class N:
   Subscriptions                             1,740                 66,399
   Redemptions                             (57,572)              (142,680)
                                       -----------             -----------
     Net Decrease                          (55,832)               (76,281)
                                       -----------             -----------
Class Z:
   Subscriptions                         1,020,536                298,948
   Redemptions                          (1,026,069)              (287,085)
                                       -----------             -----------
     Net Increase (Decrease)                (5,533)                11,863
                                       -----------             -----------

(a) Class J shares were initially offered on September 20, 2000.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Japan Opportunities Fund (the "Fund"), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers six classes of shares: Class A, Class B, Class C, Class J, Class N and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class J shares are sold with a front-end sales charge. Class N shares are subject to a contingent deferred sales charge. Class J and Class N shares are subject to an annual distribution fee and are available for purchase only by residents and citizens of Japan. Class N shares automatically convert to Class J shares after five years, eliminating a portion of the distribution fee upon conversion. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchases of Class Z shares, as described in the Fund's prospectus.

The accompanying financial statements are prepared under accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B, Class C, Class J and Class N class specific expenses), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B, Class C, Class J and Class N net investment income per share data reflects the service fee per share applicable to Class A, Class B, Class C, Class J and Class N shares, the distribution fee applicable to Class B, Class C and Class N shares and the agent fee applicable to Class J and Class N shares only.

Class A, Class B, Class C, Class J and Class N ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B, Class C, Class J and Class N shares, the distribution fee applicable to Class B, Class C and Class N shares and the agent fee applicable to Class J and Class N shares only.


FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At August 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:


         YEAR OF            CAPITAL LOSS
       EXPIRATION           CARRYFORWARD
      ------------         -------------
          2006             $   68,392
          2007              1,707,149
          2008                130,554
          2009                845,766
                           ----------
                           $2,751,861
                           ----------

Expired capital loss carryforwards, if any, are recorded as a reduction to paid-in capital.

Additionally, $10,251,801 of net capital losses attributable to security transactions and $374,660 of net capital losses attributable to currency losses, occurring after October 31, 2000, are treated as arising on September 1, 2001, the first day of the Fund's current taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.


NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management, Inc. (the "Advisor") is the investment advisor of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE, AGENCY AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $647 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $10, $25,155 and $3,035 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B, Class C and Class N average daily net assets as of the 20th of each month and 0.50% annually on Class J average daily net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B, Class C and Class N.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Class J and Class N shares pay an annual fee of 0.10% of the Class J and Class N average daily net assets, to an agent in Japan to compensate the agent for, among other things, making certain filings and reports in Japan.

EXPENSE LIMITS:

The Advisor and Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, agency fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.75% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $35 of custody fees were reduced by balance credits for the six months ended February 28, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 28, 2002, purchases and sales of investments, other than short-term obligations, were $3,323,386 and $7,110,164, respectively.

Unrealized appreciation (depreciation) at February 28, 2002, based on cost of investments for both financial statement and federal income tax purposes was:


   Gross unrealized appreciation      $  3,279,771
   Gross unrealized depreciation       (14,800,917)
                                      ------------
      Net unrealized depreciation     $(11,521,146)
                                      ------------

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exeed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms.

Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit during the six months ended February 28, 2002.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:



                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED AUGUST 31,
                                         FEBRUARY 28,    -------------------------------------------------------------------
CLASS A SHARES                               2002             2001         2000(A)        1999          1998         1997
------------------------------------ ------------------- ------------- -------------- ------------ ------------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD                       $  8.95         $ 17.85       $  18.54      $   8.66      $ 10.05     $  9.71
                                           -------         -------       --------      --------      -------     -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (b)                     (0.06)          (0.20)          (0.28)        (0.13)       (0.10)      (0.09)
Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                   (1.72)          (8.70)           0.28         10.01        (1.29)       0.43
                                           -------         -------       --------      --------      -------     -------
 Total from Investment Operations           (1.78)          (8.90)           --            9.88        (1.39)       0.34
                                           -------         -------       --------      --------      -------     -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                     --              --           (0.69)           --           --          --
In excess of net investment income             --              --            --(c)           --           --          --
                                           -------         -------       --------      --------      -------     -------
 Total Distributions Declared to
   Shareholders                                --              --           (0.69)           --           --          --
                                           -------         -------       --------      --------      -------     -------
NET ASSET VALUE,
 END OF PERIOD                             $  7.17         $  8.95       $  17.85      $  18.54      $  8.66     $ 10.05
                                           -------         -------       --------      --------      -------     -------
Total return (d)(e)                         (19.89)%(f)     (49.86)%        (0.68)%      114.09%      (13.26)%      3.50%
                                       -----------        --------      ---------      --------     --------     -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                  2.00%(h)        2.00 %         1.93%         2.00%        2.00%       2.00%
Net investment loss (g)                      (1.53)%(h)      (1.58)%        (1.28)%       (1.03)%      (1.12)%     (0.93)%
Waiver/reimbursement                          0.42%(h)        0.15%            --%         0.46%        0.72%       1.79%
Portfolio turnover rate                         11%(f)          11%            15%           27%          24%         20%
Net assets, end of period (000's)          $ 5,467         $ 8,011       $ 21,452       $17,091      $ 2,887      $4,073

(a) For the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.
(e) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED AUGUST 31,
                                         FEBRUARY 28,    -------------------------------------------------------------------
CLASS B SHARES                               2002             2001         2000(A)        1999          1998         1997
------------------------------------ ------------------- ------------- -------------- ------------ ------------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD                       $  8.56         $ 17.29       $  18.11      $   8.52      $  9.95     $  9.69
                                           -------         -------       --------      --------      -------     -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (b)                      (0.09)         (0.29)          (0.43)        (0.22)       (0.17)      (0.17)
Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                    (1.64)         (8.44)           0.26          9.81        (1.26)       0.43
                                           -------         -------       --------      --------      -------     -------
 Total from Investment Operations            (1.73)         (8.73)          (0.17)         9.59        (1.43)       0.26
                                           -------         -------       --------      --------      -------     -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                      --              --          (0.65)           --           --          --
In excess of net investment income              --              --             --(c)         --           --          --
                                           -------         -------       --------      --------      -------     -------
 Total Distributions Declared to
   Shareholders                                 --              --          (0.65)           --           --          --
                                           -------         -------       --------      --------      -------     -------
NET ASSET VALUE,
 END OF PERIOD                             $  6.83         $  8.56       $  17.29      $  18.11      $  8.52     $  9.95
                                           -------         -------       --------      --------      -------     -------
Total return (d)(e)                         (20.21)%(f)     (50.49)%        (1.62)%      112.56%      (14.16)%      2.68%
                                       -----------        --------      ---------      --------     --------     -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                  2.75%(h)        2.75%          2.68%         2.75%        2.75%       2.75%
Net investment loss (g)                      (2.28)%(h)      (2.33)%        (2.03)%       (1.78)%      (1.87)%     (1.68)%
Waiver/reimbursement                          0.42%(h)        0.15%            --%         0.46%        0.72%       1.79%
Portfolio turnover rate                         11%(f)          11%            15%           27%          24%         20%
Net assets, end of period (000's)          $ 6,281         $ 9,109       $ 28,021       $21,333      $ 6,028      $6,275

(a) For the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.
(e) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.

Selected data for a share outstanding throughout each period is as follows:




                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED AUGUST 31,
                                         FEBRUARY 28,    --------------------------------------------------------------------
CLASS C SHARES                               2002             2001         2000(A)         1999          1998       1997(B)
------------------------------------ ------------------- ------------- -------------- ------------- ------------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD                       $  8.57         $ 17.28       $  18.10       $  8.51       $  9.94     $  9.69
                                           -------         -------       --------       -------       -------     -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (c)                      (0.09)          (0.29)         (0.43)        (0.22)        (0.17)      (0.17)
Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                    (1.66)          (8.42)          0.26          9.81         (1.26)       0.42
                                           -------         -------       --------       -------       -------     -------
 Total from Investment Operations            (1.75)          (8.71)         (0.17)         9.59         (1.43)       0.25
                                           -------         -------       --------       -------       -------     -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                      --              --          (0.65)           --            --          --
In excess of net investment income              --              --             --(d)         --            --          --
                                           -------         -------       --------       -------       -------     -------
 Total Distributions Declared to
   Shareholders                                 --              --          (0.65)           --            --          --
                                           -------         -------       --------       -------       -------     -------
NET ASSET VALUE,
 END OF PERIOD                             $  6.82         $  8.57       $  17.28       $ 18.10       $  8.51     $  9.94
                                           -------         -------       --------       -------       -------     -------
Total return (e)(f)                         (20.33)%(g)     (50.41)%        (1.62)%      112.69%       (14.18)%      2.58%
                                       -----------        --------      ---------       -------      --------     -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                  2.75%(i)        2.75%          2.68%         2.75%         2.75%       2.75%
Net investment loss (h)                      (2.28)%(i)      (2.33)%        (2.03)%       (1.78)%       (1.87)%     (1.68)%
Waiver/reimbursement                          0.42%(i)        0.15%            --%         0.46%         0.72%       1.79%
Portfolio turnover rate                         11%(g)          11%            15%           27%           24%         20%
Net assets, end of period (000's)          $ 2,108         $ 3,395        $11,161       $ 8,167       $ 1,862      $3,001

(a) For the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)  Effective July 1, 1997, Class D shares were redesignated Class C shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Rounds to less than $0.01.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.
(f) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i)  Annualized.

Selected data for a share outstanding throughout each period is as follows:




                                                                         (UNAUDITED)
                                                                         SIX MONTHS       PERIOD
                                                                            ENDED         ENDED
                                                                        FEBRUARY 28,    AUGUST 31,
CLASS J SHARES                                                              2002         2001(A)
---------------------------------------------------------------------- -------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 41.00           $ 80.68
                                                                       --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                  (0.36)            (1.08)
Net realized and unrealized loss on investments and foreign currency     (7.70)           (38.60)
                                                                       --------          --------
 Total from Investment Operations                                        (8.06)           (39.68)
                                                                       --------          --------
NET ASSET VALUE, END OF PERIOD                                         $ 32.94           $ 41.00
                                                                       --------          --------
Total return (c)(d)(e)                                                  (19.66)%          (49.18)%
                                                                       --------          --------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                                           2.35%             2.35%
Net investment loss (f)(g)                                               (1.88)%           (1.93)%
Waiver/reimbursement (g)                                                  0.42%             0.15%
Portfolio turnover rate                                                     11%(e)            11%
Net assets, end of period (000's)                                        $   3             $   4

(a) Class J shares were initially offered on September 20, 2000. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charges.
(d) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:




                                                                            (UNAUDITED)
                                                                             SIX MONTHS          YEAR             PERIOD
                                                                               ENDED             ENDED             ENDED
                                                                            FEBRUARY 28,      AUGUST 31,        AUGUST 31,
CLASS N SHARES                                                                  2002             2001             2000(A)
---------------------------------------------------------------------- --------------------- ------------ ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $ 40.78          $  82.43          $  91.37
                                                                             -------          --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                        (0.44)            (1.40)            (0.16)
Net realized and unrealized loss on investments and foreign currency           (7.69)           (40.25)            (8.78)
                                                                             -------          --------          --------
 Total from Investment Operations                                              (8.13)           (41.65)            (8.94)
                                                                             -------          --------          --------
NET ASSET VALUE, END OF PERIOD                                               $ 32.65          $  40.78          $  82.43
                                                                             -------          --------          --------
Total return (c)(d)                                                           (19.94)%(e)       (50.53)%           (9.78)%(e)
                                                                         -----------         ---------      ------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                                    2.85%(g)          2.85%             2.78%(g)
Net investment loss (f)                                                        (2.38)%(g)        (2.43)%           (2.55)%(g)
Waiver/reimbursement                                                            0.42%(g)          0.15%               --%
Portfolio turnover rate                                                           11%(e)            11%               15%
Net assets, end of period (000's)                                             $8,377           $12,738           $32,035

(a) Class N shares were initially offered on May 15, 2000. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:




                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED AUGUST 31,
                                         FEBRUARY 28,    -------------------------------------------------------------------
CLASS Z SHARES                               2002             2001        2000(A)         1999          1998         1997
------------------------------------ ------------------- ------------- ------------- ------------- ------------- -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD                       $  9.00         $ 18.00     $ 18.70         $  8.71       $ 10.07     $  9.72
                                           -------         -------     --------        -------       -------     -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (b)                      (0.05)          (0.17)      (0.22)          (0.10)        (0.08)      (0.07)
Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                    (1.72)          (8.83)       0.23            10.09        (1.28)       0.42
                                           -------         -------     --------        -------       -------     -------
 Total from Investment Operations            (1.77)          (9.00)       0.01             9.99        (1.36)       0.35
                                           -------         -------     --------        -------       -------     -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS:
From net investment income                      --              --       (0.71)              --           --          --
In excess of net investment income              --              --          --(c)            --           --          --
                                           -------         -------     --------        -------       -------     -------
 Total Distributions Declared to
   Shareholders                                 --              --       (0.71)              --           --          --
                                           -------         -------     --------        -------       -------     -------
NET ASSET VALUE,
 END OF PERIOD                             $  7.23         $  9.00     $ 18.00          $ 18.70      $  8.71     $ 10.07
                                           -------         -------     --------        -------       -------     -------
Total return (d)(e)                         (19.67)%(f)     (50.00)%     (0.66)  %       114.70%      (13.30)%      3.60%
                                       -----------        --------     --------        -------      --------     -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                  1.75%(h)        1.75%       1.68%            1.75%        1.75%       1.75%
Net investment loss (g)                      (1.28)%(h)      (1.33)%     (1.03)%          (0.78)%      (0.87)%     (0.68)%
Waiver/reimbursement                          0.42%(h)        0.15%         --%            0.46%        0.72%       1.79%
Portfolio turnover rate                         11%(f)          11%         15%              27%          24%         20%
Net assets, end of period (000's)          $ 2,163         $ 2,744      $5,272          $ 2,971      $ 1,444      $1,488

(a) For the year ended August 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.

SHAREHOLDERS MEETING RESULTS

On September 26, 2001, the Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 2,747,036 shares outstanding. The votes cast were as follows:




                                              % OF SHARES TO
                                                  TOTAL       % OF SHARES TO
PROPOSAL 1. To approve a new                   OUTSTANDING     TOTAL SHARES
investment advisory agreement:      SHARES        SHARES          VOTED
-------------------------------- ----------- --------------- ---------------
For                               2,018,816        73.49%          97.94%
Against                              26,137         0.95%           1.27%
Abstain                              16,257         0.59%           0.79%

TRANSFER AGENT

Important Information About This Report
The Transfer Agent for Liberty Newport Japan Opportunities Fund is:


Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081
800-345-6611

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Japan Opportunities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Semiannual Report
Liberty Newport Japan Opportunities Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom -- however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


 Liberty Newport Japan Opportunities Fund Semiannual Report, February 28, 2002

                                                      |----------------|
[LOGO] Liberty Funds                                  |  PRSRT STD     |
                                                      |  U.S. Postage  |
A Member of Columbia Management Group                 |     PAID       |
                                                      |  Holliston, MA |
(copyright) Liberty Funds Distributor, Inc.           |  Permit No. 20 |
A Member of Columbia Management Group                  ---------------
One Financial Center, Boston, MA  02111-2621

734-032/111J-0302 (04/02) 02/543